(Income) or Expense Recognized in Earnings Related to Economic Hedges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Contract
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	$ (4.1)	$ (7.2)
Interest Rate Contract | Truck and Other | Interest and other (expense) income, net
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges		0.6
Interest Rate Contract | Financial Services | Interest and other borrowing expenses
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(4.1)	(7.8)
Foreign Exchange Contract
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(3.8)	8.2
Foreign Exchange Contract | Truck and Other | Cost of sales and revenues
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	0.2	0.2
Foreign Exchange Contract | Truck and Other | Interest and other (expense) income, net
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	(2.8)	8.0
Foreign Exchange Contract | Financial Services | Interest and other borrowing expenses
Derivative [Line Items]
(Income) or expense recognized in earnings related to economic hedges	$ (1.2)